Inventories	6 Months Ended
Jun. 30, 2020
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Inventories
17.	Inventories

Million US dollar	30 June 2020	31 December 2019
Prepayments	75	105
Raw materials and consumables	2 356	2 478
Work in progress	418	405
Finished goods	1 306	1 257
Goods purchased for resale	185	182

Inventories	4 339	4 427

Inventories other than work in progress
Inventories stated at net realizable value	287	171
The cost of inventories recognized as an expense in 30 June 2020 amounts to

9 097m US dollar, included in cost of sales (31 December 2019: 20 362m US dollar)
.
Impairment losses on inventories recognized during the first six months of 2020 amount to 92m US dollar. The impairment loss includes the write off of obsolete work in progress and finished goods as a result of the
COVID-19
pandemic (30 June 2019: 27m US dollar).